UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414 Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

R. Jeffrey Bruce
Bruce & Co.
20 North Wacker Drive, Suite 2414
Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-236-9160

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)

Bruce Fund

(BRUFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Bruce Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$30	0.57%

How did the Fund perform during the reporting period?

The Bruce Fund (the “Fund”) shares produced a gain of 10.84% for the six months ended December 31, 2025, compared to a gain of 11% for the S&P 500 Index for the same period. Stock markets continued to new highs during the period and the Fund advanced as well.

The Fund’s large pharmaceutical stocks had gains for the period, while electric utilities were up slightly along with the overall market. The smaller and specialty pharmaceutical stocks were better performers. Overall, some dramatic gains along with some losses. Volatility has remained high for stocks, and optimism abounds in certain areas. Cash in the Fund has come down but remains elevated, with overall valuation levels at historical extremes.

We continue to believe the markets are too confident or complacent with the total debt worldwide at dangerous levels. Fiscal policies and proposals have encouraged activity and speculation, but with debt levels at extremes, caution is still warranted.

While we believe the world is overly leveraged and geopolitically vulnerable, U.S. growth and optimism continues, and we will attempt to seek reasonable capital appreciation opportunities as they present themselves.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Bruce Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,405	$11,196
Dec-2017	$11,702	$13,640
Dec-2018	$11,239	$13,042
Dec-2019	$13,759	$17,149
Dec-2020	$15,410	$20,304
Dec-2021	$18,093	$26,132
Dec-2022	$16,508	$21,399
Dec-2023	$16,385	$27,025
Dec-2024	$17,133	$33,786
Dec-2025	$19,682	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
Bruce Fund	14.88%	5.01%	7.01%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 872-7823.

Fund Statistics

Net Assets	$347,664,352
Number of Portfolio Holdings	41
Advisory Fee	$716,482
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.9%
Convertible Corporate Bonds	0.0%
Money Market Funds	10.9%
U.S. Government Bonds	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
22.9%
Utilities
20.6%
Financials
14.1%
Money Market Funds
10.9%
Industrials
9.3%
Technology
5.2%
Materials
4.7%
Consumer Staples
4.4%
U.S. Treasury Obligations
4.2%
Communications
3.5%
Energy
0.2%

Value	Value
Energy	0.2%
Communications	3.5%
U.S. Treasury Obligations	4.2%
Consumer Staples	4.4%
Materials	4.7%
Technology	5.2%
Industrials	9.3%
Money Market Funds	10.9%
Financials	14.1%
Utilities	20.6%
Health Care	22.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class	10.9%
AerCap Holdings N.V.	7.4%
Allstate Corp. (The)	6.6%
AbbVie, Inc.	6.6%
NextEra Energy, Inc.	6.2%
Merck & Co., Inc.	5.5%
U-Haul Holding Co., Class B	5.2%
Duke Energy Corp.	5.1%
Xcel Energy, Inc.	4.1%
Abbott Laboratories	4.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Bruce Fund -  (BRUFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.thebrucefund.com/document-library), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-BRUFX

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Bruce Fund, Inc.

Semi-Annual Financial Statements and
Additional Information
December 31, 2025

20 North Wacker Drive, Suite 2414
Chicago, Illinois 60606
Telephone: (312) 236-9160

Bruce Fund
Schedule of Investments
December 31, 2025 - (Unaudited)

COMMON STOCKS — 84.9%	Shares	Fair Value
Communications — 3.5%
AT&T, Inc.	450,000	$11,178,000
Sirius XM Holdings, Inc.	55,784	1,115,401
		12,293,401
Consumer Staples — 4.4%
Archer-Daniels-Midland Co.	100,000	5,749,000
Bunge Global SA	70,000	6,235,600
Darling Ingredients, Inc.(a)	95,000	3,420,000
		15,404,600
Energy — 0.2%
Venture Global, Inc., Class A	100,000	682,000

Financials — 14.1%
AerCap Holdings N.V. (Ireland)	180,000	25,876,800
Allstate Corp. (The)	110,000	22,896,500
		48,773,300
Health Care — 22.9%
908 Devices, Inc.(a)	68,286	358,502
Abbott Laboratories	110,000	13,781,900
AbbVie, Inc.	100,000	22,848,999
Bausch Health Cos., Inc. (Canada)(a)	50,000	347,500
Caribou Biosciences, Inc.(a)	250,000	397,500
EDAP TMS SA - ADR (France)(a)	414,794	1,364,672
Eli Lilly & Co.	2,000	2,149,360
Fate Therapeutics, Inc.(a)	729,188	716,500
Kodiak Sciences, Inc.(a)	165,000	4,613,400
MannKind Corp.(a)	195,073	1,106,064
Merck & Co., Inc.	180,000	18,946,800
Personalis, Inc.(a)	233,000	1,854,680
Pfizer, Inc.	250,000	6,225,000
Supernus Pharmaceuticals, Inc.(a)	82,105	4,080,619
Viatris, Inc.	55,835	695,146
		79,486,642
Industrials — 9.3%
Insteel Industries, Inc.	343,423	10,876,206
U-Haul Holding Co.(a)	68,000	3,427,880
U-Haul Holding Co., Class B	385,000	17,994,900
		32,298,986
Materials — 4.7%
Ashland, Inc.	15,000	880,050
Chemours Co. (The)	250,000	2,947,500
LyondellBasell Industries N.V., Class A	60,000	2,598,000
Newmont Corp.	100,000	9,985,000
		16,410,550
Technology — 5.2%
Apple, Inc.	30,000	8,155,800
Vicor Corp.(a)	90,000	9,864,000
		18,019,800

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)

COMMON STOCKS — 84.9% - continued	Shares	Fair Value
Utilities — 20.6%
Avista Corp.	200,000	$7,708,000
CMS Energy Corp.	150,000	10,489,500
Duke Energy Corp.	150,000	17,581,500
NextEra Energy, Inc.	270,000	21,675,600
Xcel Energy, Inc.	190,000	14,033,400
		71,488,000
Total Common Stocks (Cost $146,671,788)		294,857,279

	Principal
U.S. GOVERNMENT BONDS — 4.2%	Amount
U.S. Treasury “Strips”, 0.00%, 2/15/2036	$20,000,000	13,292,272
U.S. Treasury “Strips”, 0.00%, 5/15/2053	5,000,000	1,299,605

Total U.S. Government Bonds (Cost $13,952,785)		14,591,877
CONVERTIBLE CORPORATE BONDS — 0.0% (f)
Health Care — 0.0% (f)
Acorda Therapeutics, Inc., 6.00%, 12/1/2024(b) (c) (d)	5,000,000	100,000
Total Convertible Corporate Bonds (Cost $1,365,191)		100,000

MONEY MARKET FUNDS - 10.9%	Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 3.69%(e)	37,958,044	37,958,044
Total Money Market Funds (Cost $37,958,044)		37,958,044
Total Investments — 100.0% (Cost $199,947,808)		347,507,200
Other Assets in Excess of Liabilities — 0.0% (f)		157,152
NET ASSETS — 100.0%		$347,664,352

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of December 31, 2025 was $100,000, representing 0.0% of net assets.

(c)	In default.

(d)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(f)	Less than (0.05%)

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statement of Assets and Liabilities
December 31, 2025 - (Unaudited)

Assets
Investments in securities, at market value (cost $199,947,808)	$347,507,200
Dividends and interest receivable	371,300
Prepaid expenses	140,907
Total Assets	348,019,407
Liabilities
Payable for fund shares redeemed	143,622
Accrued investment advisory fees	121,259
Payable to Administrator	41,585
Payable to trustees	8,066
Other accrued expenses	40,523
Total Liabilities	355,055
Net Assets	$347,664,352
Net Assets consist of
Capital stock (644,481 shares of $1 par value capital stock issued and outstanding)	644,479
Paid-in capital	195,988,840
Accumulated earnings	151,031,033
Net Assets	$347,664,352
Shares outstanding: 2,000,000 shares authorized	644,481
Net asset value, offering and redemption price per share	$539.45

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statement of Operations
For the six months ended December 31, 2025 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $38,880)	$4,576,252
Interest income	317,602
Total investment income	4,893,854

Expenses
Investment advisory	716,482
Administration	105,423
Transfer agent	51,845
Fund accounting	40,182
Audit and tax preparation	22,668
Registration	19,395
Custodian	16,032
Postage	11,301
Printing	8,145
Director	8,066
Insurance	770
Net operating expenses	1,000,309
Net investment income	3,893,545

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	4,771,557
Change in unrealized appreciation (depreciation) on investment securities	27,030,973
Net realized and change in unrealized gain on investments	31,802,530
Net increase in net assets resulting from operations	$35,696,075

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statements of Changes in Net Assets

	For the Six Months
	Ended December	For the Year Ended
	31, 2025	June 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,893,545	$9,297,490
Net realized gain on investment securities	4,771,557	12,714,894
Change in unrealized appreciation (depreciation) on investment securities	27,030,973	6,955,884
Net increase in net assets resulting from operations	35,696,075	28,968,268

Distributions to Shareholders from
Earnings	(20,964,739)	(17,721,482)
Total distributions	(20,964,739)	(17,721,482)

Capital Transactions
Proceeds from shares sold	655,985	3,462,776
Reinvestment of distributions	19,252,334	16,195,759
Amount paid for shares redeemed	(28,632,390)	(88,675,791)
Net decrease in net assets resulting from capital transactions	(8,724,071)	(69,017,256)
Total Increase (Decrease) in Net Assets	6,007,265	(57,770,470)

Net Assets
Beginning of period	341,657,087	399,427,557
End of period	$347,664,352	$341,657,087

Share Transactions
Shares sold	1,213	6,718
Shares issued in reinvestment of distributions	35,924	32,832
Shares redeemed	(52,457)	(171,076)
Net decrease in shares outstanding	(15,320)	(131,526)

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Financial Highlights

Selected data for each share of capital stock outstanding through each period is presented below

	For the Six
	Months
	Ended
	December		For the Years Ended June 30,
	31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$517.82		$504.76	$520.65	$595.73	$684.45	$559.92
Investment operations:
Net investment income	6.90		14.42	16.57	14.01	10.16	12.24
Net realized and unrealized gain (loss)	49.00		23.68	(0.01)	(17.34)	(36.91)	148.70
Total from investment operations	55.90		38.10	16.56	(3.33)	(26.75)	160.94
Less distributions to shareholders from:
Net investment income	(14.00)		(14.82)	(15.79)	(13.09)	(9.75)	(13.58)
Net realized gains	(20.27)		(10.22)	(16.66)	(58.66)	(52.22)	(22.83)
Total distributions	(34.27)		(25.04)	(32.45)	(71.75)	(61.97)	(36.41)
Net asset value, end of period	$539.45		$517.82	$504.76	$520.65	$595.73	$684.45
Total Return(a)	10.84	% (b)	7.79%	3.32%	(0.86)%	(4.76)%	29.42%
Ratios and Supplemental Data:
Net assets, end of period ($ millions)	$347.66		$341.66	$399.43	$493.32	$527.84	$590.14
Ratio of expenses to average net assets	0.57	% (c)	0.61%	0.69%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	2.23	% (c)	2.49%	2.99%	2.43%	1.49%	1.84%
Portfolio turnover rate	1	% (b)	11%	8%	6%	6%	4%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Notes to the Financial Statements
December 31, 2025 - (Unaudited)

NOTE A – ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open end diversified management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce & Co., Inc. (the “Adviser”).

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation – The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their fair value as described in Note C.

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Management has reviewed the Fund tax positions for all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in the relevant specific country or region.

Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends and distributions to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE C – SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

Equity securities, including common stocks, convertible preferred stocks, and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are generally categorized as Level 2 securities and valued on the basis of prices furnished by a pricing service. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$12,293,401	$—	$—	$12,293,401
Consumer Staples	15,404,600	—	—	15,404,600
Energy	682,000	—	—	682,000
Financials	48,773,300	—	—	48,773,300
Health Care	79,486,642	—	—	79,486,642
Industrials	32,298,986	—	—	32,298,986
Materials	16,410,550	—	—	16,410,550
Technology	18,019,800	—	—	18,019,800
Utilities	71,488,000	—	—	71,488,000
U.S. Government Bonds
U.S. Treasury Strips	—	14,591,877	—	14,591,877
Convertible Corporate Bonds
Health Care	—	—	100,000	100,000
Money Market Funds	37,958,044	—	—	37,958,044
Total	$332,815,323	$14,591,877	$100,000	$347,507,200

In the absence of a listed price quote, or in the case of a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

●	Estimated remaining distributions

●	Estimated possible recoveries

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of December 31, 2025:

Quantitative Information about Significant Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable
Asset Category	December 31, 2025	Techniques	Input(s)	Range
Convertible Corporate Bonds	$100,000	Asset Liquidation Analysis	Liquidation Proceeds	1%-3%

The significant unobservable inputs used in the fair value measurement of the convertible corporate bonds are third party bid & asked price and liquidation proceeds. Significant increases (decreases) in those inputs in isolation would have resulted in a significantly higher (lower) fair value measurement. Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

				Change in
				unrealized			Transfer		Balance as
	Balance as of	Realized gain	Amortization /	appreciation			in Level	Transfer out	of December
	June 30, 2025	(loss)	Accretion	(depreciation)	Purchases	Sales	3*(a)	Level 3*(b)	31, 2025
Convertible Corporate Bonds	$758,515	$(3,292,541)	$—	$2,874,902	$—	$(240,876)	$—	$—	$100,000
Total	$758,515	$(3,292,541)	$—	$2,874,902	$—	$(240,876)	$—	$—	$100,000

*	The amount of transfers in and/or out are reflected at the reporting period end.

(a)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board and are categorized as Level 3 inputs as of December 31, 2025.

(b)	Transfers out relate primarily to securities for which observable inputs became available during the period, and as of December 31, 2025, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of December 31, 2025.

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2025 was as follows:

Total Change in Unrealized
Appreciation (Depreciation)
Convertible Corporate Bonds	$(1,265,191)

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

NOTE D – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2025, cost of purchases and proceeds from maturities and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

		U.S. Government
	Other	Obligations
Purchases	$1,319,794	$—
Sales	$18,640,431	$—

NOTE E – RELATED PARTIES

Bruce & Co., Inc., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.30%	over $100,000,000

At December 31, 2025, R. Jeffrey Bruce was the beneficial owner of 43,027 Fund shares. R. Jeffrey Bruce is an officer of the Fund and the Adviser. The Fund pays two Independent Directors $8,000 per year.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Expenses incurred are reflected on the Statement of Operations.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

NOTE F – FEDERAL INCOME TAXES

At December 31, 2025, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross unrealized appreciation	$152,805,055
Gross unrealized depreciation	(5,245,663)
Net unrealized appreciation on investments	$147,559,392
Tax cost of investments	$199,947,808

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to differences due to wash sales and investment in passive foreign investment companies.

At June 30, 2025, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$4,583,883
Undistributed long-term capital gains	11,797,240
Unrealized appreciation on investments	119,918,574
Total accumulated earnings	$136,299,697

The tax character of distributions paid during the fiscal year ended June 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$10,491,449
Long-term capital gains	7,230,033
Total distributions paid	$17,721,482

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Fund financial positions or results of operations. For the six months ended December 31, 2025, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Fund.

NOTE G – RESTRICTED SECURITIES

The Fund has acquired securities, the sale of which is restricted, through private placement. 100% of the restricted securities are valued according to fair value procedures approved by the Board. It is possible that the estimated value may differ significantly from the amount

Bruce Fund
Notes to the Financial Statements (continued)
December 31, 2025 - (Unaudited)

that might ultimately be realized in the near term, and the difference could be material. At December 31, 2025, the Fund held no restricted securities.

NOTE H – INDEMNIFICATIONS

The Fund indemnifies its officers and Board for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE I – SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Directors (the “Board”), including the Directors who are not “interested persons” (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Directors”) voting separately, reviewed and approved the investment advisory agreement between the Fund and Bruce & Company, Inc. (the “Advisory Agreement”). The approval took place at a meeting held on October 23, 2025 (the “October Meeting”) at which all the Independent Directors were present.

At the October Meeting, counsel to the Fund and the Independent Directors (“Counsel”) explained the Board’s duties and legal standards applicable to the consideration and renewal of the Advisory Agreement. Counsel discussed with the Directors the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement in accordance with Section 15 of the 1940 Act, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Bruce with respect to the Fund; (2) the Fund’s historical performance as managed by Bruce; (3) the costs of the services to be provided by Bruce and the profits to be realized by Bruce from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Bruce resulting from its relationship with the Fund.

Prior to the October Meeting, the Board requested from and received and reviewed a substantial amount of information provided by the Adviser (the “Renewal Support Materials”. The Renewal Support Materials included, among other things, information regarding 1) the Adviser’s personnel and proposed services to the Fund; 2) the fees to be paid by the Fund to the Adviser for services rendered under the Advisory Agreement; 3) the Adviser’s profitability on services to be rendered to the Fund and related economies of scale; and 4) a report from an independent third-party (Broadridge) that presents comparative performance and fees of a peer group.

In determining whether to approve the Advisory Agreement and reaching its conclusion to renew the Advisory Agreement, the Board reviewed and analyzed the following factors and made the following conclusions with respect to the Fund:

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services that the Adviser renders, the Directors considered the scope of services provided under

Additional Information (Unaudited) (continued)

the Agreement, which includes, but is not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Fund’s policies and procedures, and voting proxies on behalf of the Fund. Bruce is required to make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities and manage, supervise and conduct all of the affairs and business of the Fund, furnish office space and equipment, and pay all salaries, fees and expenses of officers and directors of the Fund who are affiliated with the Adviser. The Directors considered the qualifications and experience of the Fund’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of other resources utilized by Bruce to provide services to the Fund. The Directors concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Bruce to the Fund and that the fees for the services provided seem reasonable and appropriate for the services, especially in comparison to what other funds pay. The Directors also considered the long-term investment philosophy and the significant industry experience of the Adviser’s portfolio manager in servicing the Fund. In addition, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by the Adviser pursuant to the Agreement.

Performance of the Fund. The Board also reviewed the Fund’s performance and observed that while the Fund had underperformed in the shorter-term, it had outperformed its peers in its Morningstar category of Hybrid Funds for the long-term categories (15 and 20 year). The Directors noted that the Fund has performed better in difficult market conditions and that a longer-term assessment is appropriate in light of the Fund’s long-term view. The Directors commented on the long-term success of the Fund’s performance, and steady and consistent approach of the Adviser in the face of uncertain markets. Based upon the foregoing, the Directors concluded the Fund’s performance is acceptable.

Cost of Advisory Services and Profitability. The Directors considered and discussed with the Adviser the profitability of the Adviser. The Directors also considered a profitability analysis presented by Bruce, which showed that Bruce is profitable. The Directors noted Bruce’s representation that it does not enter into soft-dollar transactions on behalf of the Fund. The Directors also considered that the Adviser bears a substantial portion of all of the operational costs of the Fund.

Economies of Scale. In determining the reasonableness of the management fee, the Directors also considered the extent to which Bruce will realize economies of scale as the Fund grows. The Directors noted that the management fee is currently subject to breakpoints and that such breakpoints are reasonable and noted the recent reduction of the last breakpoint in October 2024 that further benefited the Fund.

Comparative Fee and Expense Data. The Directors discussed the fees and expense data provided for the Fund’s peer group. The Directors reviewed a fee and expense comparison for the Fund. The Directors noted that the advisory fee of the Fund is among the lowest, well below the average and median of the Fund’s Morningstar category and the Fund’s peer group. The Directors also noted that the expense ratio of the Fund is among the lowest also well below the average and median of the Fund’s Morningstar category and the Fund’s peer group.

Other Benefits. The Directors noted that the Adviser has been diligent to ensure that the Fund has provided no undue compensation or benefits to the Adviser or anyone else.

Additional Information (Unaudited) (continued)

Based upon the Adviser’s presentation and the information contained in the Renewal Support Materials, as well as other information gleaned from the Fund’s quarterly Board meetings throughout the year and past information, the Board concluded that the overall arrangements between the Fund and the Adviser as set forth in the Advisory Agreement are fair and reasonable in light of the services to be performed, fees to be paid and such other matters as the Directors considered relevant in the exercise of their reasonable judgment. In their deliberations, the Directors did not identify any particular factor that was all-important or controlling.

Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved the renewal of the Advisory Agreement for the Fund on the basis that its terms and conditions are fair and reasonable and in the best interests of the Fund and its shareholders. The renewal is to be effective upon the execution of the new agreement by the Adviser and the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	3/6/2026

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	3/6/2026